Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Subscription Receivables	Additional Paid-in-Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Losses)	Total
Balance at Sep. 30, 2022	$ 1,024,034	$ (1,024,034)	$ 1,935,109	$ (5,669)	$ (1,028,023)	$ 901,417
Balance (in Shares) at Sep. 30, 2022	11,250,000
Foreign currency translation adjustment				2,409		2,409
(Charged) credited to post-employment benefit obligations				358		358
Net income					806,296	806,296
Balance at Sep. 30, 2023	$ 1,024,034	(1,024,034)	1,935,109	(2,902)	(221,727)	1,710,480
Balance (in Shares) at Sep. 30, 2023	11,250,000
Foreign currency translation adjustment				40,987		40,987
(Charged) credited to post-employment benefit obligations				(15,159)		(15,159)
Reorganization		1,024,034	(1,032,058)			(8,024)
Net income					820,393	820,393
Balance at Sep. 30, 2024	$ 1,024,034		903,051	22,926	598,666	2,548,677
Balance (in Shares) at Sep. 30, 2024	11,250,000
Foreign currency translation adjustment				17,018		17,018
(Charged) credited to post-employment benefit obligations				(7,714)		(7,714)
Issue of shares pursuant to IPO, net of offering costs	$ 2,956,006					2,956,006
Issue of shares pursuant to IPO, net of offering costs (in Shares)	1,250,000
Net income					132,934	132,934
Balance at Sep. 30, 2025	$ 3,980,040		$ 903,051	$ 32,230	$ 731,600	$ 5,646,921
Balance (in Shares) at Sep. 30, 2025	12,500,000